Note 24 - Provisions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Total current provisions	$ 1,104	$ 2,802	$ 2,897
Total non-current provisions	57	165	$ 169
Legal fees expense		500
Provision used, other provisions	1,614	3,880
Unused provision reversed, other provisions	277	179
Litigation provision [member]
Statement Line Items [Line Items]
Provision used, other provisions	385	2,661
Unused provision reversed, other provisions	100	$ (0)
Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Total current provisions	1,130
Total non-current provisions	$ 70